Accruals and Other Payables - Schedule of Accruals and Other Payables (Details)	Nov. 30, 2025 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 HKD ($)
Accruals and Other Payables [Abstract]
Accrued staff salaries and reimbursements	$ 346,360	$ 44,479	$ 391,636
Accrued professional fee	494,193	63,465	768,489
Trade creditors	59,200	7,602	59,200
Other accrued expenses			56,904
Total	$ 899,753	$ 115,546	$ 1,276,229